LONG-TERM DEBT - Schedule of long-term debt principal repayments (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
2019	$ 1,900,000
2020	84,100,000
2021	0
2022	192,700,000
2023	556,200,000
2024 and thereafter	935,600,000
Total	1,770,500,000
Senior notes
Disclosure of detailed information about borrowings [line items]
2019	0
2020	84,100,000
2021	0
2022	192,700,000
2023	261,200,000
2024 and thereafter	935,600,000
Total	1,473,600,000
$1.0 billion credit facility
Disclosure of detailed information about borrowings [line items]
2019	0
2020	0
2021	0
2022	0
2023	295,000,000
2024 and thereafter	0
Total	295,000,000
Line of credit facility maximum borrowing capacity	1,000,000,000	$ 1,000,000,000.0
Debt from 50% interest in Canadian Malartic
Disclosure of detailed information about borrowings [line items]
2019	1,900,000
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	$ 1,900,000